Trade and Other Receivables, net - Schedule of Trade and Other Receivables, Net (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Trade and other receivables, gross	$ 917	$ 862
Allowance for credit losses	(15)	(16)	$ (22)	$ (29)
Trade and other receivables, net	$ 903	$ 846